(2) Significant Accounting Policies: Note Receivable (Details) (Scenario, Previously Reported, USD $)	Sep. 30, 2012
Scenario, Previously Reported
Financing Receivable, Net	$ 268,682	[1]
Note Receivable Accrued Interest	$ 1,325

[1]	Note requires monthly payments of $15,000 and matures in May 2014